Business Developments	6 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Business Developments	BUSINESS DEVELOPMENTS
Agreement to Sell MUFG Union Bank and Invest in Shares of U.S. Bancorp
In September 2021, the MUFG Group agreed to the sale of all shares in MUFG Union Bank, N.A. （”MUFG Union Bank"), the wholly-owned primary operating subsidiary in the United States, to U.S. Bancorp. The businesses of MUFG Union Bank that the MUFG group will transfer to U.S. Bancorp exclude the Global Corporate & Investment Banking ("GCIB") business, the Global Markets business to the extent related to the GCIB business and certain assets and liabilities etc. that are part of shared middle and back office functions etc. Under a legal agreement, the assets and liabilities of these operations will be transferred to other entities within MUFG before it sells the shares of MUFG Union Bank. The transaction value is expected to be approximately $17.6 billion consisting of $8.0 billion of consideration to be paid by U.S. Bancorp in the form of $5.5 billion in cash and 44,374,155 shares of U.S. Bancorp and $9.6 billion of capital to be distributed through a dividend or share repurchase by MUFG Union Bank prior to the closing of the transaction. The MUFG group expects to own approximately 2.9% of U.S. Bancorp’s outstanding shares immediately after the transaction. The closing of the transaction is expected to occur in the first half of calendar year 2022, subject to certain conditions, including the approval from relevant regulators. Through this transaction, the MUFG group aims to maximize shareholder value by improving the capital efficiency.

The assets and liabilities of MUFG Union Bank, which will be transferred to U.S. Bancorp, were reclassified as held for sale, and included in Other assets and Other liabilities in the accompanying condensed consolidated balance sheets at September 30, 2021.
Assets and liabilities reclassified as held for sale at September 30, 2021 are shown below:

At September 30, 2021
(in millions)
Assets held for sale:
Interest-earning deposits in other banks	¥1,288,478
Investment securities	3,127,206
Loans, net of allowance for credit losses	6,359,733
Other	933,078
Total	¥11,708,495
Liabilities held for sale:
Deposits	¥9,933,030
Other	941,579
Total	¥10,874,609
The business of MUFG Union Bank that will be transferred to U.S. Bancorp recorded pretax loss of ¥57,321 million and pretax profit of ¥70,029 million for the six months ended September 30 2020 and 2021, respectively.